Related Party Transactions (Details) - Schedule of Other Related Party Debt - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Related Party Debt [Line Items]
Principal	$ 12,598,000	$ 10,350,000
NLabs Bridge Notes [Member]
Schedule of Other Related Party Debt [Line Items]
Principal	9,500,000	9,500,000
NLabs Promissory Note [Member]
Schedule of Other Related Party Debt [Line Items]
Principal	3,098,000	850,000
Previously Reported [Member]
Schedule of Other Related Party Debt [Line Items]
Accrued Interest	2,253,507	1,013,219
Total	14,851,507	11,363,219
Previously Reported [Member] | NLabs Bridge Notes [Member]
Schedule of Other Related Party Debt [Line Items]
Accrued Interest	1,957,863	1,007,863
Total	11,457,863	10,507,863
Previously Reported [Member] | NLabs Promissory Note [Member]
Schedule of Other Related Party Debt [Line Items]
Accrued Interest	295,644	5,356
Total	$ 3,393,644	$ 855,356